Net (Loss) Income Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Income (Loss) Per Share

	Year Ended December 31,
	2017 $	2016 $	2015 $
Net (loss) income attributable to shareholders of Teekay Corporation	(163,276)	(123,182)	82,151
The Company's portion of the Inducement Premium and Exchange Contribution charged to retained earnings by Teekay Offshore (note 16e)	—	(4,993)	—
Net (loss) income attributable to shareholders of Teekay Corporation for basic income (loss) per share	(163,276)	(128,175)	82,151
Reduction in net earnings due to dilutive impact of stock-based compensation in Teekay LNG, Teekay Offshore and Teekay Tankers and stock purchase warrants in Teekay Offshore	(90)	(25)	(227)
Net (loss) income attributable to shareholders of Teekay Corporation for diluted income (loss) per share	(163,366)	(128,200)	81,924
Weighted average number of common shares	86,335,473	79,211,154	72,665,783
Dilutive effect of stock-based compensation	—	—	524,781
Common stock and common stock equivalents	86,335,473	79,211,154	73,190,564
(Loss) Earnings per common share:
- Basic	(1.89)	(1.62)	1.13
- Diluted	(1.89)	(1.62)	1.12